SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Amortization of right-of-use assets - finance lease	$ 96,243	$ 96,243	$ 384,971	$ 128,324
Interest on lease liabilities - finance lease	13,081	23,550	83,041	33,838
Operating lease cost	29,793	29,915	93,029	39,887
Total lease cost	139,117	149,708	561,041	202,049
Operating cash flows from finance leases	100,266	88,665	361,181	93,238
Operating cash flows from operating leases	$ 29,197	$ 30,431	$ 133,605	$ 32,489